Investments (Rollforward of Allowance for Credit Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-Sale, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 2,846	$ 64,771
Additions for credit losses not previously recorded	4,895	1,112
Change in allowance on securities with previous allowance	(3,966)	(482)
Reduction for securities with credit losses due to intent to sell	0	(209)
Reduction for securities sold during the period	(428)	(50,758)
Write-offs charged against the allowance	0	(10,032)
Recoveries of amounts previously written off	0	(1,556)
Ending balance	3,347	2,846
States, municipalities and territories
Debt Securities, Available-for-Sale, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Beginning balance	2,776	2,844
Additions for credit losses not previously recorded	0	0
Change in allowance on securities with previous allowance	(2,776)	(68)
Reduction for securities with credit losses due to intent to sell		0
Reduction for securities sold during the period	0	0
Write-offs charged against the allowance	0	0
Recoveries of amounts previously written off	0	0
Ending balance	0	2,776
Corporate securities
Debt Securities, Available-for-Sale, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Beginning balance	0	60,193
Additions for credit losses not previously recorded	3,825	705
Change in allowance on securities with previous allowance	(611)	443
Reduction for securities with credit losses due to intent to sell	0	(209)
Reduction for securities sold during the period	0	(50,758)
Write-offs charged against the allowance	0	(10,032)
Recoveries of amounts previously written off	0	(342)
Ending balance	3,214	0
Residential mortgage backed securities
Debt Securities, Available-for-Sale, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Beginning balance	70	1,734
Additions for credit losses not previously recorded	1,070	407
Change in allowance on securities with previous allowance	(579)	(857)
Reduction for securities with credit losses due to intent to sell	0	0
Reduction for securities sold during the period	(428)	0
Write-offs charged against the allowance	0	0
Recoveries of amounts previously written off	0	(1,214)
Ending balance	$ 133	$ 70